Supplemental cash flow information - Disclosure of detailed information about cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flows Information [Abstract]
Capitalized office lease under IFRS 16	$ 624	$ 0
Change in asset retirement provisions included in mineral properties, plant and equipment	0	(2)
Change in accounts payable related to mineral properties, plant and equipment	0	3,028
Share-based compensation included in mineral properties, plant and equipment	$ 0	$ 46